Stockholders’ Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024	Nov. 13, 2024
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)	110,000,000	81,795,590
Preferred stock, shares authorized (in Shares)	1,000,000	0
Designated shares (in Shares)		2
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding (in Shares)	0	0
Number of warrant shares (in Shares)	28,850,000
Warrant term	4 years 10 months 24 days
Redemption trigger price of per share			$ 3.33
Number of exercise price of warrants	$ 3.83
Percentage of market value and newly issued price	115.00%
Fair value of common stock	$ 1.78
Expected volatility	90.00%
Dividend yield	0.00%
Risk-free interest rate	4.09%
Expected life	4 years 10 months 24 days
Exercise price adjustment (in Dollars)	$ 10,177
Business Combination [Member]
Stockholders’ Equity [Line Items]
Number of exercise price of warrants	$ 9.2
Legacy Abpro Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)		40,000,000
Preferred stock, shares authorized (in Shares)		11,620,248
Number of warrant shares (in Shares)	61,009
Redemption Trigger [Member]
Stockholders’ Equity [Line Items]
Redemption trigger price of per share			5.99
Warrant [Member]
Stockholders’ Equity [Line Items]
Common Stock convertible price	$ 2.045
Number of exercise price of warrants				$ 2.045
Percentage of market value and newly issued price	180.00%
Warrants issued (in Shares)				2.04489
Public Warrants [Member]
Stockholders’ Equity [Line Items]
Number of warrant shares (in Shares)	15,000,000
Warrants exercisable term	12 months
Warrant term	5 years
Redemption price per public warrant .	$ 0.01
Redemption trigger price of per share			3.83
Private Placement Warrants [Member]
Stockholders’ Equity [Line Items]
Number of warrant shares (in Shares)	13,850,000
Redemption trigger price of per share			$ 5.99
Series A Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of redemption trigger price	$ 18
Series A Common Stock [Member] | Business Combination [Member]
Stockholders’ Equity [Line Items]
Percentage of total equity proceeds and interest	60.00%
Series A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Stock price trigger for redemption of public warrants.	$ 18
Number of trading days	20 days
Number of trading day period	30 days
Shares issues price per share	$ 9.2